Net deferred tax liability (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Net deferred tax liability Details
Net Operating Losses	$ 4,700,000	$ 4,482,000	$ 2,227,000
Less: Valuation Allowance	(4,700,000)	(4,482,000)	$ (2,227,000)
Deferred Tax Assets - Net	$ 0	$ 0